Financial Instruments - Forward Agreements to Purchase Foreign Currency (Details) - MXN ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Notional Amount	$ 76,500	$ 67,218
2027
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Notional Amount	1,797
2026
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Notional Amount	5,541
Foreign exchange forward contracts | 2027
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Notional Amount	10,533
Fair value Liability	(653)
Fair Value Asset	$ 34
Foreign exchange forward contracts | 2026
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Notional Amount		8,052
Fair value Liability		(138)
Fair Value Asset		$ 560